UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10531

Nicholas Family of Funds, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 03/31/2005

Item 1. Schedule of Investments.

                                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                                        Nicholas Liberty Fund
                                          AS OF: 03/31/05

                                                                                              VALUE
                                                                                     --------------

Equity   ( 87.85%)
-------------------------------------------------------------

     Consumer Discretionary - Media   ( 24.90%)

             9,200   Clear Channel Communications, Inc.                                  $  317,124
            15,242   DIRECTV Group, Inc. (The)                                   (*)        219,790
            14,000   EchoStar Communications Corporation                                    409,500
             7,100   Emmis Communications Corporation                            (*)        136,462
            38,633   Liberty Media Corporation - Class A                         (*)        400,624
             2,564   Liberty Media International, Inc. - Class A                 (*)        112,149
            10,800   Radio One, Inc. - Class A                                   (*)        158,544
            15,500   UnitedGlobalCom, Inc.                                       (*)        146,630
                                                                                     --------------
                                                                                          1,900,823
                                                                                     --------------
     Consumer Discretionary - Retail   (  7.08%)

             3,100   Family Dollar Stores, Inc.                                              94,116
             3,900   Gander Mountain Company                                     (*)         51,090
             8,400   IAC/InterActiveCorp                                         (*)        187,068
             1,600   Kohl's Corporation                                          (*)         82,608
             6,900   Pier 1 Imports, Inc.                                                   125,787
                                                                                     --------------
                                                                                            540,669
                                                                                     --------------

     Consumer Staples - Media & Entertainment   (  0.10%)

               500   Radio One, Inc. - Class D                                   (*)          7,375
                                                                                     --------------

     Energy   (  5.06%)

             9,000   Exploration Company of Delaware (The)                       (*)         51,696
            10,000   Hiland Partners, LP                                         (*)        335,000
                                                                                     --------------
                                                                                            386,696
                                                                                     --------------
     Financials - Diversified   (  1.41%)

             2,700   National Financial Partners Corporation                                107,460
                                                                                     --------------

     Financials - Insurance   (  6.31%)

             2,600   Assurant, Inc.                                                          87,620
             3,800   Nationwide Financial Services, Inc.                                    136,420
             5,020   St. Paul Travelers Companies, Inc.                                     184,385
             2,000   Willis Group Holdings Limited                                           73,740
                                                                                     --------------
                                                                                            482,165
                                                                                     --------------

     Financials - Real Estate   (  2.28%)

             6,900   Correctional Properties Trust                                          174,225
                                                                                     --------------

     Health Care - Equipment   (  1.26%)

             3,300   Boston Scientific Corporation                               (*)         96,657
                                                                                     --------------

     Health Care - Pharmaceuticals & Biotechnology   (  2.20%)

             2,600   Biovail Corporation                                         (*)         39,208
             4,900   Pfizer Inc.                                                            128,723
                                                                                     --------------
                                                                                            167,931
                                                                                     --------------

     Health Care - Services   ( 17.45%)

               700   Accredo Health, Incorporated                                (*)         31,087
            20,800   DaVita, Inc.                                                (*)        870,480
             6,100   Priority Healthcare Corporation                             (*)        131,943
             4,000   Renal Care Group, Inc.                                      (*)        151,760
             2,800   Universal Health Services, Inc. - Class B                              146,720
                                                                                     --------------
                                                                                          1,331,990
                                                                                     --------------

     Industrials - Commercial Services & Supplies   (  4.35%)

             5,900   ARAMARK Corporation                                                    155,052
             6,500   Coinmach Service Corp.                                                  85,475
             2,100   Manpower Inc.                                                           91,392
                                                                                     --------------
                                                                                            331,919
                                                                                     --------------

     Information Technology - Hardware & Equipment   (  5.66%)

             9,400   Avaya Inc.                                                  (*)        109,792
             9,100   Foundry Networks, Inc.                                      (*)         90,090
             3,000   QLogic Corporation                                          (*)        121,500
             8,900   Vishay Intertechnology, Inc.                                (*)        110,627
                                                                                     --------------
                                                                                            432,009
                                                                                     --------------

     Information Technology - Software & Services   (  8.44%)

             9,900   Asia Satellite Telecommunications Holdings                             185,130
                     Limited
             4,600   Ask Jeeves, Inc.                                            (*)        129,168
             2,800   Fiserv, Inc.                                                (*)        111,440
             3,195   Hewitt Associates, Inc.                                     (*)         84,987
             8,850   TESSCO Technologies Incorporated                            (*)        133,635
                                                                                     --------------
                                                                                            644,360
                                                                                     --------------

     Telecommunication Services   (  1.35%)

             2,900   Verizon Communications Inc.                                            102,950
                                                                                     --------------
                                                                                                    ----------
TOTAL Equity   (COST: $    5,575,305)                                                                6,707,229
                                                                                                    ==========
Commercial Paper   ( 11.67%)
-------------------------------------------------------------
          $200,000   American General Finance Corporation                                   199,583
                     04/28/05, 2.78%
           175,000   General Electric Capital Corporation                                   174,828
                     04/14/2005, 2.72%
           100,000   Kraft Foods Inc. 04/06/05, 2.79%                                        99,961
           250,000   Prudential Financial, Inc. 04/19/05, 2.84%                             249,650
           167,000   Walt Disney Company 04/05/05, 2.75%                                    166,948
                                                                                     --------------
                                                                                            890,970
                                                                                     --------------
                                                                                                    ----------
TOTAL Commercial Paper   (COST: $      890,970)                                                        890,970
                                                                                                    ==========
Variable Rate Demand Note   (  0.63%)
-------------------------------------------------------------
            48,401   U.S. Bank N.A.                                                          48,401
                                                                                     --------------
                                                                                                    ----------
TOTAL Variable Rate Demand Note   (COST: $       48,401)                                                48,401
                                                                                                    ==========

TOTAL SECURITY HOLDINGS  (100.15%):                                                                7,646,600
LIABILITIES, NET OF OTHER ASSETS:                                                                      -11,562
                                                                                                    ----------
TOTAL NET ASSETS:                                                                                   $7,635,038
                                                                                                    ==========

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of March 31, 2005 investment cost for federal tax purposes was $6,517,257 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $1,349,807
              Unrealized depreciation .......................   (220,463)
                                                              ----------
              Net unrealized appreciation ................... $1,129,344
                                                              ----------
                                                              ----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Family of Funds, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/26/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/26/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/26/2005